Business Acquisition (Details Narrative) - USD ($)		3 Months Ended			12 Months Ended
	Jan. 08, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of shares issued for acquisition, value
Percentage of voting interest acquired	55.00%
Shares issued during period, value				$ 4,217,946	$ 4,419,787
Market capitalization	$ 10,811,908
Impairment charge			$ 2,944,000		2,944,000	$ 607,000
Goodwill impairment charge			$ 12,564,000		$ 12,564,000
Series C Preferred Stock [Member]
Number of additional exchange shares issued	17,264
RMS [Member] | Series C Preferred Stock [Member]
Number of shares issued for acquisition		33,661			33,661
Asset Purchase Agreement [Member]
Common stock, shares outstanding	24,500,000
Market capitalization	$ 9,800,000
Fair value of net assets	$ 8,400,000
Asset Purchase Agreement [Member] | RMS [Member]
Number of shares issued for acquisition	33,661
Number of additional shares issued	6,111
Number of shares issued for acquisition, value	$ 2,000,000
Number of shares converted	1,000
Percentage of voting interest acquired	55.00%
Shares issued during period, value	$ 5,650,000
Number of additional exchange shares issued	17,264
Asset Purchase Agreement [Member] | RMS [Member] | Series C Preferred Stock [Member]
Number of shares issued for acquisition	39,772
Number of additional shares issued	11,153
Number of shares converted	17,263,889